Pensions (Tables)	12 Months Ended
Dec. 31, 2017
Pensions
Schedule of major classes of plan assets as a percentage of total plan assets

	Main scheme
	2017	2016
Major classes of plan assets as a percentage of total plan assets	%	%
Quoted assets
Quoted equities
- Consumer industry	6.7	4.6
- Manufacturing industry	1.8	1.8
- Energy and utilities	3.6	2.7
- Financial institutions	7.8	8.3
- Technology and telecommunications	1.9	2.3
- Other	0.1	0.8
Private equity	4.0	3.4
Index-linked bonds	30.6	31.4
Government fixed interest bonds	9.2	5.9
Corporate fixed interest bonds	15.8	17.9

Unquoted assets
Corporate and other bonds	1.0	1.8
Hedge funds	—	0.2
Real estate	5.2	5.2
Derivatives	8.1	10.2
Cash and other assets	4.2	3.4
Equity exposure of equity futures	(3.6)	(1.8)
Cash exposure of equity futures	3.6	1.9

	100.0	100.0

Schedule of derivative financial instruments

	2017			2016
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	11	310	555	12	299	549
Interest rate swaps	44	8,161	4,779	41	9,440	5,442
Currency forwards	12	160	34	15	191	136
Equity and bond call options	2	428	—	2	799	1
Equity and bond put options	3	3	1	2	—	2
Other	4	327	444	4	1,719	1,816

Schedule of the net pension scheme surplus or deficit as a net asset or liability

	All schemes
	2017	2016
Amounts recognised on the balance sheet	£m	£m
Fund assets at fair value	46,199	45,311
Present value of fund liabilities	39,120	40,010

Funded status	7,079	5,301
Asset ceiling/minimum funding	7,088	5,315

Retirement benefit liability	(9)	(14)

	Group		Bank
	2017	2016	2017	2016
Net pension (liability)/asset comprises	£m	£m	£m	£m
Net assets surplus of schemes in surplus (included in Prepayments, accrued income and other assets, Note 18)	22	15	16	15
Net liabilities of schemes in deficit	(31)	(29)	(15)	(12)

	(9)	(14)	1	3

The income statement charge comprises:

	2017	2016	2015
	£m	£m	£m
Continuing operations	131	60	182
Discontinued operations	—	37	49

	131	97	231

Schedule of changes in value of net pension liability

	Group				Bank
		Present value	Asset	Net		Present value	Asset	Net
	Fair value	of defined	ceiling/	pension	Fair value	of defined	ceiling/	pension
	of plan	benefit	minimum	liability/	of plan	benefit	minimum	liability/
	assets	obligation	funding (1)	(asset)	assets	obligation	funding (1)	(asset)
Changes in value of net pension liability/(asset)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	32,485	32,896	3,120	3,531	30,703	30,964	2,981	3,242
Currency translation and other adjustments	422	469		47
Income statement

Net interest expense	1,374	1,249	122	(3)	1,310	1,184	116	(10)
Current service cost		243		243		199		199
Less direct contributions from other scheme members		(171)		(171)		(171)		(171)
Past service cost		28		28		28		28

	1,374	1,349	122	97	1,310	1,240	116	46
Statement of comprehensive income

Return on plan assets above recognised interest income	8,824			(8,824)	8,562			(8,562)
Experience gains and losses		(766)		(766)		(658)		(658)
Effect of changes in actuarial financial assumptions		9,019		9,019		8,804		8,804
Effect of changes in actuarial demographic assumptions		(472)		(472)		(402)		(402)
Asset ceiling/minimum funding adjustments			2,073	2,073			1,876	1,876

	8,824	7,781	2,073	1,030	8,562	7,744	1,876	1,058

Contributions by employer	4,473	—		(4,473)	4,349	—		(4,349)
Contributions by plan participants and other
scheme members	174	174		—	169	169		—
Liabilities extinguished upon settlement	—	(20)		(20)	—	—		—
Benefits paid	(1,374)	(1,374)		—	(1,269)	(1,269)		—
Transfers to/from fellow subsidiaries	93	104	—	11	—	—	—	—
Transfer to disposal groups	(1,160)	(1,369)		(209)

At 1 January 2017	45,311	40,010	5,315	14	43,824	38,848	4,973	(3)
Currency translation and other adjustments	(2)	(1)	3	4	—	—	—	—
Income statement

Net interest expense	1,188	1,046	142	—	1,155	1,021	134	—
Current service cost		243		243		226		226
Less direct contributions from other scheme members		(131)		(131)		(135)		(135)
Past service cost		19		19		19		19

	1,188	1,177	142	131	1,155	1,131	134	110
Statement of comprehensive income

Return on plan assets above recognised interest income	1,602			(1,602)	1,580			(1,580)
Experience gains and losses		107		107		108		108
Effect of changes in actuarial financial assumptions		695		695		678		678
Effect of changes in actuarial demographic assumptions		(806)		(806)		(795)		(795)
Asset ceiling/minimum funding adjustments			1,628	1,628			1,608	1,608

	1,602	(4)	1,628	22	1,580	(9)	1,608	19

Contributions by employer	157	—		(157)	127	—		(127)
Contributions by plan participants and other scheme members	140	140		—	141	141		—
Benefits paid	(2,233)	(2,233)		—	(2,175)	(2,175)		—
Transfer to/from fellow subsidiaries	36	31	—	(5)	1	1	—	—

At 31 December 2017	46,199	39,120	7,088	9	44,653	37,937	6,715	(1)

Note:

(1)

In recognising the net surplus or deficit of a pension scheme, the funded status of each scheme is adjusted to reflect any minimum funding requirement imposed on the sponsor and any ceiling on the amount that the sponsor has an unconditional right to recover from a scheme.

(2)	The Group expects to make contributions to the Main scheme of £190 million in 2018.

Schedule of principal actuarial assumptions

	Principal IAS 19 actuarial assumptions		Principal assumptions of 2015 triennial valuation
	2017	2016	2015
	%	%
Discount rate	2.6	2.7	Fixed interest swap yield curve plus 1.5% per annum at all durations
Inflation assumption (RPI)	3.1	3.2	Retail price index RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.0	3.2
Rate of increase in pensions in payment	2.9	3.0	(RPI floor 0%, cap 5%): Limited price indexation (LPI) (0,5) swap yield curve
Proportion of pension converted to a cash lump sum at retirement	21	21	21%

Longevity at age 60 for current pensioners
(years)
Males	27.2	27.4	28.4
Females	28.7	29.1	30.2

Longevity at age 60 for future pensioners
currently aged 40 (years)
Males	28.6	29.0	29.9
Females	30.4	31.2	32.4

Schedule of sensitivities of the present value of defined benefit obligations

	Main scheme (decrease)/increase
	in obligation at 31 December
	2017	2016
	£m	£m
0.25% increase in the discount rate	(1,964)	(1,978)
0.25% increase in inflation	1,329	1,552
0.25% additional rate of increase in pensions in payment	1,328	1,339
Longevity increase of one year	1,478	1,522

Schedule of different classes of scheme members proportions
	2017	2016
Membership category	%	%
Active members	16.2	18.1
Deferred members	47.3	45.9
Pensioners and dependants	36.5	36.0

	100.0	100.0

Schedule of history of defined benefit schemes

	Group					Bank
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	46,199	45,311	32,485	32,132	26,065	44,653	43,824	30,703	30,077	24,272
Present value of plan obligations	39,120	40,010	32,896	34,261	28,964	37,937	38,848	30,964	31,776	26,955

Net surplus/(deficit)	7,079	5,301	(411)	(2,129)	(2,899)	6,716	4,976	(261)	(1,699)	(2,683)

Experience (losses)/gains on plan liabilities	(107)	766	276	25	154	(108)	658	233	3	102
Experience gains/(losses) on plan assets	1,602	8,824	(427)	4,848	1,022	1,580	8,562	(415)	4,629	986
Actual return on plan assets	2,790	10,198	707	6,055	2,098	2,735	9,872	703	5,766	1,997
Actual return on plan assets - %	6.2%	31.4%	2.2%	23.2%	8.7%	6.2%	32.2%	2.3%	23.8%	8.9%